Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Period of payment of outstanding liabilities	6 months
Marketable securities	$ 15	$ 13
Derivative asset	$ 3	$ 2